Condensed Statements of Changes in Shareholders' Equity (Deficit) - USD ($)	Total	Ordinary Class A [Member]	Ordinary Class B [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning Balance at Jun. 09, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning Balance (in shares) at Jun. 09, 2020		0	0
Issuance of Class B ordinary shares to Sponsor	25,000		$ 1,438	23,562
Issuance of Class B ordinary shares to Sponsor (in shares)			14,375,000
Net income (loss)	(23,662)				(23,662)
Ending Balance at Jun. 30, 2020	1,338	$ 0	$ 1,438	23,562	(23,662)
Ending Balance (in shares) at Jun. 30, 2020		0	14,375,000
Beginning Balance at Jun. 09, 2020	0	$ 0	$ 0	0	0
Beginning Balance (in shares) at Jun. 09, 2020		0	0
Issuance of Class B ordinary shares to Sponsor	25,000		$ 1,438	23,562
Issuance of Class B ordinary shares to Sponsor (in shares)			14,375,000
Accretion of Class A ordinary share subject to possible redemption amount	(59,490,575)	$ (59,490,575)		(23,562)	(59,467,013)
Net income (loss)	(25,094,982)				(25,094,982)
Ending Balance at Dec. 31, 2020	(84,560,557)	$ 0	$ 1,438	0	(84,561,995)
Ending Balance (in shares) at Dec. 31, 2020		0	14,375,000
Beginning Balance at Jun. 30, 2020	1,338	$ 0	$ 1,438	23,562	(23,662)
Beginning Balance (in shares) at Jun. 30, 2020		0	14,375,000
Accretion of Class A ordinary share subject to possible redemption amount	(59,490,575)			(23,562)	(59,467,013)
Net income (loss)	(1,508,194)				(1,508,194)
Ending Balance at Sep. 30, 2020	(60,997,431)	$ 0	$ 1,438	0	(60,998,869)
Ending Balance (in shares) at Sep. 30, 2020		0	14,375,000
Beginning Balance at Dec. 31, 2020	(84,560,557)	$ 0	$ 1,438	0	(84,561,995)
Beginning Balance (in shares) at Dec. 31, 2020		0	14,375,000
Net income (loss)	25,467,200				25,467,200
Ending Balance at Mar. 31, 2021	(59,093,357)	$ 0	$ 1,438	0	(59,094,795)
Ending Balance (in shares) at Mar. 31, 2021		0	14,375,000
Beginning Balance at Dec. 31, 2020	(84,560,557)	$ 0	$ 1,438	0	(84,561,995)
Beginning Balance (in shares) at Dec. 31, 2020		0	14,375,000
Accretion of Class A ordinary share subject to possible redemption amount		$ (59,490,575)
Ending Balance at Sep. 30, 2021	(43,380,296)	$ 0	$ 1,438	0	(43,381,734)
Ending Balance (in shares) at Sep. 30, 2021		0	14,375,000
Beginning Balance at Mar. 31, 2021	(59,093,357)	$ 0	$ 1,438	0	(59,094,795)
Beginning Balance (in shares) at Mar. 31, 2021		0	14,375,000
Net income (loss)	7,893,587				7,893,587
Ending Balance at Jun. 30, 2021	(51,199,770)	$ 0	$ 1,438		(51,201,208)
Ending Balance (in shares) at Jun. 30, 2021		0	14,375,000
Net income (loss)	7,819,474				7,819,474
Ending Balance at Sep. 30, 2021	$ (43,380,296)	$ 0	$ 1,438	$ 0	$ (43,381,734)
Ending Balance (in shares) at Sep. 30, 2021		0	14,375,000